TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Carry forward tax losses	5,400
Unrecognized tax benefits	758	706	761
Subsidiaries [Member]
Carry forward tax losses	14,714
Minimum [Member]
Carry forward tax losses for subsidiaries, term	1 year
Maximum [Member]
Carry forward tax losses for subsidiaries, term	20 years